Employee Benefit Plans and Collective Bargaining Agreements - Schedule of Expected Future Benefit Payments (Details) $ in Millions	Feb. 24, 2018 USD ($)
Pension Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	$ 134.2
2019	152.0
2020	154.5
2021	155.6
2022	157.2
2023 - 2027	783.2
Other Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2018	2.3
2019	2.3
2020	2.1
2021	2.1
2022	2.0
2023 - 2027	$ 8.5